Pensions and other post retirement benefits - Change in the present value of defined benefit obligations (including unfunded obligations) (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Net defined benefit liability (asset), beginning balance	£ (263)	£ (1,933)	£ (2,585)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	193	193	232
Net interest cost	22	65	105
Past service credit – redundancies	(7)	(1)	(1)
Special termination benefit cost – redundancies	55	9	7
Past service cost – augmentations	5	1	1
Past service cost – plan amendments	34	0	0
Disposal of UK Gas Distribution	0	0	34
Exchange adjustments	(101)	175	(345)
Net defined benefit liability (asset), ending balance	(218)	(263)	(1,933)
UK Pensions
Disclosure of operating segments [line items]
Net defined benefit liability (asset), beginning balance	1,104	(156)	(15)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	41	49	76
Net interest cost	(31)	3	0
Past service credit – redundancies	(7)	(1)	(1)
Special termination benefit cost – redundancies	55	9	7
Past service cost – augmentations	5	1	1
Past service cost – plan amendments	34	0	0
Disposal of UK Gas Distribution	0	0	34
Exchange adjustments	0	0	0
Net defined benefit liability (asset), ending balance	1,231	1,104	(156)
US Pensions
Disclosure of operating segments [line items]
Net defined benefit liability (asset), beginning balance	(552)	(728)	(1,009)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	104	98	103
Net interest cost	21	27	43
Past service credit – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Past service cost – augmentations	0	0	0
Past service cost – plan amendments	0	0	0
Disposal of UK Gas Distribution	0	0	0
Exchange adjustments	(42)	75	(140)
Net defined benefit liability (asset), ending balance	(509)	(552)	(728)
US other post-retirement benefits
Disclosure of operating segments [line items]
Net defined benefit liability (asset), beginning balance	(815)	(1,049)	(1,561)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	48	46	53
Net interest cost	32	35	62
Past service credit – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Past service cost – augmentations	0	0	0
Past service cost – plan amendments	0	0	0
Disposal of UK Gas Distribution	0	0	0
Exchange adjustments	(59)	100	(205)
Net defined benefit liability (asset), ending balance	(940)	(815)	(1,049)
Present value of defined benefit obligation
Disclosure of operating segments [line items]
Net defined benefit liability (asset), beginning balance	(24,054)	(26,230)	(28,952)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(193)	(193)	(232)
Net interest cost	(771)	(775)	(1,057)
Actuarial (losses)/gains – experience	(69)	(100)	166
Actuarial gains – demographic assumptions	266	671	225
Actuarial (losses)/gains – financial assumptions	(619)	174	(3,377)
Past service credit – redundancies	7	1	1
Special termination benefit cost – redundancies	(55)	(9)	(7)
Past service cost – augmentations	(5)	(1)	(1)
Past service cost – plan amendments	(34)	0	0
Medicare subsidy received	(19)	(21)	(14)
Disposal of UK Gas Distribution	0	0	6,970
Employee contributions	(1)	(1)	(1)
Benefits paid	1,376	1,285	1,443
Exchange adjustments	(768)	1,145	(1,394)
Net defined benefit liability (asset), ending balance	(24,939)	(24,054)	(26,230)
Present value of defined benefit obligation | UK Pensions
Disclosure of operating segments [line items]
Net defined benefit liability (asset), beginning balance	(14,226)	(15,645)	(19,416)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(41)	(49)	(76)
Net interest cost	(358)	(366)	(615)
Actuarial (losses)/gains – experience	(56)	(95)	106
Actuarial gains – demographic assumptions	224	565	214
Actuarial (losses)/gains – financial assumptions	(568)	604	(3,751)
Past service credit – redundancies	7	1	1
Special termination benefit cost – redundancies	(55)	(9)	(7)
Past service cost – augmentations	(5)	(1)	(1)
Past service cost – plan amendments	(34)	0	0
Medicare subsidy received	0	0	0
Disposal of UK Gas Distribution	0	0	6,970
Employee contributions	(1)	(1)	(1)
Benefits paid	837	770	931
Exchange adjustments	0	0	0
Net defined benefit liability (asset), ending balance	(14,276)	(14,226)	(15,645)
Present value of defined benefit obligation | US Pensions
Disclosure of operating segments [line items]
Net defined benefit liability (asset), beginning balance	(6,582)	(7,050)	(6,145)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(104)	(98)	(103)
Net interest cost	(277)	(273)	(285)
Actuarial (losses)/gains – experience	(52)	(38)	(2)
Actuarial gains – demographic assumptions	0	30	2
Actuarial (losses)/gains – financial assumptions	(24)	(279)	37
Past service credit – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Past service cost – augmentations	0	0	0
Past service cost – plan amendments	0	0	0
Medicare subsidy received	0	0	0
Disposal of UK Gas Distribution	0	0	0
Employee contributions	0	0	0
Benefits paid	398	362	349
Exchange adjustments	(514)	764	(903)
Net defined benefit liability (asset), ending balance	(7,155)	(6,582)	(7,050)
Present value of defined benefit obligation | US other post-retirement benefits
Disclosure of operating segments [line items]
Net defined benefit liability (asset), beginning balance	(3,246)	(3,535)	(3,391)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(48)	(46)	(53)
Net interest cost	(136)	(136)	(157)
Actuarial (losses)/gains – experience	39	33	62
Actuarial gains – demographic assumptions	42	76	9
Actuarial (losses)/gains – financial assumptions	(27)	(151)	337
Past service credit – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Past service cost – augmentations	0	0	0
Past service cost – plan amendments	0	0	0
Medicare subsidy received	(19)	(21)	(14)
Disposal of UK Gas Distribution	0	0	0
Employee contributions	0	0	0
Benefits paid	141	153	163
Exchange adjustments	(254)	381	(491)
Net defined benefit liability (asset), ending balance	£ (3,508)	£ (3,246)	£ (3,535)